Pensions and other post-retirement benefits - Expected future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 2,042
Expected Future Benefit Payment, Year Two	2,055
Expected Future Benefit Payment, Year Three	2,053
Expected Future Benefit Payment, Year Four	2,074
Expected Future Benefit Payment, Year Five	2,073
Expected Future Benefit Payment, Years Thereafter	10,313
United Kingdom
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	1,190
Expected Future Benefit Payment, Year Two	1,212
Expected Future Benefit Payment, Year Three	1,219
Expected Future Benefit Payment, Year Four	1,233
Expected Future Benefit Payment, Year Five	1,234
Expected Future Benefit Payment, Years Thereafter	$ 6,214
Weighted average duration of defined benefit obligation	11 years 1 month 6 days
US
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 467
Expected Future Benefit Payment, Year Two	463
Expected Future Benefit Payment, Year Three	458
Expected Future Benefit Payment, Year Four	467
Expected Future Benefit Payment, Year Five	473
Expected Future Benefit Payment, Years Thereafter	$ 2,383
Weighted average duration of defined benefit obligation	9 years 2 months 12 days
Eurozone
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 324
Expected Future Benefit Payment, Year Two	325
Expected Future Benefit Payment, Year Three	320
Expected Future Benefit Payment, Year Four	319
Expected Future Benefit Payment, Year Five	312
Expected Future Benefit Payment, Years Thereafter	$ 1,431
Weighted average duration of defined benefit obligation	12 years 6 months
Other
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 61
Expected Future Benefit Payment, Year Two	55
Expected Future Benefit Payment, Year Three	56
Expected Future Benefit Payment, Year Four	55
Expected Future Benefit Payment, Year Five	54
Expected Future Benefit Payment, Years Thereafter	$ 285
Weighted average duration of defined benefit obligation	12 years 7 months 6 days